T. ROWE PRICE Retirement 2020 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 45 .7%
T. Rowe Price Funds:
New Income Fund  1,981,424 53,482 50,047 252,057,006 2,013,936
Limited Duration Inflation Focused
Bond Fund  1,632,765 96,609 78,540 348,774,021 1,684,579
International Bond Fund (USD
Hedged)  772,986 8,820 9,445 90,330,333 772,324
Dynamic Global Bond Fund  472,432 7,188 5,808 60,767,021 472,767
Emerging Markets Bond Fund  388,844 6,999 20,127 41,412,748 393,835
U.S. Treasury Long-Term Index
Fund  389,294 4,329 26,990 53,461,702 377,974
High Yield Fund  346,879 6,611 16,285 57,111,724 343,241
Dynamic Credit Fund  179,313 3,721 2,326 20,556,023 183,154
Floating Rate Fund  112,454 2,267 5,342 11,848,216 109,715
Total Bond Funds (Cost $ 6,916,690 ) 6,351,525
EQUITY FUNDS 52 .4%
T. Rowe Price Funds:
Value Fund  1,006,410 653 34,237 20,675,268 1,012,468
Growth Stock Fund  969,177 652 50,525 8,251,831 973,469
Hedged Equity Fund  716,378 472 34,821 53,561,586 717,725
U.S. Large-Cap Core Fund  692,102 435 35,946 15,445,276 695,501
Equity Index 500 Fund  678,680 2,639 21,604 4,029,422 685,687
International Value Equity Fund  591,506 378 22,979 27,005,724 601,418
Overseas Stock Fund  524,365 341 29,086 33,356,316 512,353
Real Assets Fund  470,221 4,318 18,555 30,411,342 496,313
International Stock Fund  449,910 288 27,401 19,098,842 424,185
Mid-Cap Growth Fund  226,458 149 15,631 2,126,905 221,751
Mid-Cap Value Fund  208,539 138 16,367 6,219,941 207,186
Emerging Markets Discovery Stock
Fund  187,832 125 8,044 12,121,969 200,255
Emerging Markets Stock Fund  165,092 2,115 7,315 4,489,170 176,020
Small-Cap Value Fund  137,785 80 9,057 2,552,138 141,976
Small-Cap Stock Fund  109,826 71 5,643 1,850,174 110,696
New Horizons Fund (2) 100,766 63 5,744 1,802,387 102,970
Total Equity Funds (Cost $ 3,864,287 ) 7,279,973
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  2,021 35,000 35,611 14,381 1,395
Total Other Mutual Funds (Cost $ 1,389 ) 1,395

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .9%
Money Market Funds  1.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 295,199 132,655 197,707 230,147,462 230,147
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.257%,
9/16/25 (4) 30,000,000 29,950
Total Short-Term Investments (Cost $ 260,095 ) 260,097
Total Investments in Securities 100.0%
(Cost $11,042,461) $ 13,892,990
Other Assets Less Liabilities (0.0)% (5,204)
Net Assets 100.0% $ 13,887,786
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 246 MSCI EAFE Index contracts 9/25 (33,470) $ (964)
Short, 204 Russell 2000 E-Mini Index contracts 9/25 (24,172) (2,469)
Short, 408 S&P 500 E-Mini Index contracts 9/25 (132,044) (8,248)
Net payments (receipts) of variation margin to date 12,931
Variation margin receivable (payable) on open futures contracts $ 1,250

T. ROWE PRICE Retirement 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 2,446 $ 3,597
Dynamic Global Bond Fund  (157) (1,045) 6,876
Emerging Markets Bond Fund  (2,621) 18,119 6,735
Emerging Markets Discovery Stock Fund  456 20,342 —
Emerging Markets Stock Fund  388 16,128 —
Equity Index 500 Fund  35,378 25,972 2,204
Floating Rate Fund  (93) 336 2,188
Growth Stock Fund  43,838 54,165 —
Hedged Equity Fund  9,424 35,696 —
High Yield Fund  (824) 6,036 6,380
International Bond Fund (USD Hedged)  27 (37) 8,291
International Stock Fund  9,090 1,388 —
International Value Equity Fund  12,492 32,513 —
Limited Duration Inflation Focused Bond Fund  (2,645) 33,745 7,617
Mid-Cap Growth Fund  3,268 10,775 —
Mid-Cap Value Fund  1,508 14,876 —
New Horizons Fund  787 7,885 —
New Income Fund  (4,158) 29,077 25,074
Overseas Stock Fund  15,058 16,733 —
Real Assets Fund  2,641 40,329 —
Small-Cap Stock Fund  3,498 6,442 —
Small-Cap Value Fund  1,444 13,168 —
Transition Fund  (11) (15) —
U.S. Large-Cap Core Fund  10,306 38,910 —
U.S. Treasury Long-Term Index Fund  (8,604) 11,341 4,108
Value Fund  13,554 39,642 —
U.S. Treasury Money Fund, 4.35% — — 3,028
Totals $ 144,044 # $ 474,967 $ 76,098 +

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $76,098 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2020 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2020 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F141-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 6,351,525 $ — $ — $ 6,351,525
Equity Funds 7,279,973 — — 7,279,973
Other Mutual Funds 1,395 — — 1,395
Short-Term Investments 230,147 29,950 — 260,097
Total $ 13,863,040 $ 29,950 $ — $ 13,892,990
Liabilities
Futures Contracts* $ 11,681 $ — $ — $ 11,681
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.